OPPENHEIMER QUEST VALUE FUND, INC.
                     Supplement dated April 20, 2000 to the
                       Prospectus dated February 23, 2000

      The prospectus is supplemented as follows:

      The bar chart captioned "Annual Total Returns (Class A)" under the heading "The Fund's Past Performance" on page 5 is amended by replacing the percentage numbers appearing within the vertical axis of the chart with the following in descending order:

                                       40%

                                       30

                                       20

                                       10

                                        0

                                       -10






      April 20, 2000                                        ps225.013